Consolidated Statement of Stockholders' Equity - USD ($) shares in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Additional paid-in capital	Accumulated other comprehensive income (loss), net	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Exchangeable shares	Total Equity [Member]	Total Equity [Member] Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interest [Member]	Class A Common stock	Class B Common stock	Special voting preferred stock	Exchangeable shares	Preferred Stock	Common Stock [Member]	Buddy's Partners Asset Acquisition [Member]	Buddy's Partners Asset Acquisition [Member] Additional paid-in capital	Buddy's Partners Asset Acquisition [Member] Total Equity [Member]	Buddy's Partners Asset Acquisition [Member] Preferred Stock	Buddy's [Member]	Buddy's [Member] Additional paid-in capital	Buddy's [Member] Total Equity [Member]	Buddy's [Member] Class A Common stock	Sears Outlet [Member]	Sears Outlet [Member] Additional paid-in capital	Sears Outlet [Member] Total Equity [Member]	Sears Outlet [Member] Class A Common stock	Vitamin Shoppe [Member]	Vitamin Shoppe [Member] Additional paid-in capital	Vitamin Shoppe [Member] Total Equity [Member]	Vitamin Shoppe [Member] Class A Common stock
Stockholders' Equity Attributable to Parent			$ 8,371,000	$ (2,084,000)	$ 110,029,000		$ 10,000				$ 127,000	$ 2,000	$ 0
Net Income (Loss) Attributable to Noncontrolling Interest	$ (10,000)
Balance at beginning of period (in shares) at Apr. 30, 2017							1,000				12,683	200	0
Balance at beginning of period at Apr. 30, 2017	116,455,000
Increase (Decrease) in Stockholders' Equity
Exercise of stock options (in shares)											131
Exercise of stock options	3,105,000		95,000
ProfitLoss	135,000
Payments of Dividends	(9,025,000)				(9,025,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	679,000
Unrealized Loss on Interest Rate Swap, Value	(22,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	58,000
Other Comprehensive Income (in shares)											9
Net Income (Loss) Available to Common Stockholders, Basic											$ 123,000	$ 2,000
Other Comprehensive Income (Loss), Net of Tax	737,000			737,000
Adjustment to APIC, Share-based Compensation, Requisite Service Period Reconition	95,000
Stock Issued During Period, Value, Stock Options Exercised, attributable to parent											$ 1,000
Stock Issued During Period, Value, Stock Options Exercised, Attributable to Noncontrolling Interest			3,104,000
Unsolicited Tender Offer Costs	0
Balance at end of period (in shares) at Apr. 30, 2018							1,000				12,823	200	0
Balance at end of period at Apr. 30, 2018	111,502,000	$ (3,794,000)
Increase (Decrease) in Stockholders' Equity
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	135,000				135,000
Stockholders' Equity Attributable to Parent			11,570,000	(1,347,000)	101,139,000	$ (3,794,000)	$ 10,000				$ 128,000	$ 2,000	$ 0
Net Income (Loss) Attributable to Noncontrolling Interest	0
ProfitLoss	(2,156,000)
Payments of Dividends	(2,257,000)				(2,257,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(527,000)
Unrealized Loss on Interest Rate Swap, Value	23,000
Stock Issued During Period, Shares, Conversion of Convertible Securities											1,200	(200)
Stock Issued During Period, Value, Conversion of Convertible Securities	10,000										$ 12,000	$ (2,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(36,000)
Net Income (Loss) Available to Common Stockholders, Basic											$ (2,156,000)
Other Comprehensive Income (Loss), Net of Tax	(563,000)			(563,000)
stock issued during period, shares, conversion of preferred stock to common stock														(1,000)
stock issued during period, value, conversion of preferred stock to common stock	(10,000)													$ (10,000)
stock issued during period, shares, share based compensation , net of forfe											14
Adjustment to APIC, Share-based Compensation, Requisite Service Period Recognition			153,000
Adjustment to APIC, Share based Compensation,Requisite Service Period Recognition, Attributable to Noncontrolling Interest			829,000
Adjustment to APIC, Share-based Compensation, Requisite Service Period Reconition	153,000
Stock Issued During Period, Shares, Acquisitions											12
Stock Issued During Period, Value, Acquisitions	829,000
Unsolicited Tender Offer Costs	0
Balance at end of period (in shares) at Apr. 30, 2019											14,049	0	0		0
Balance at end of period at Apr. 30, 2019	103,714,000	$ 319,000
Increase (Decrease) in Stockholders' Equity
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	(2,156,000)				(2,156,000)
Stockholders' Equity Attributable to Parent			12,552,000	(1,910,000)	92,932,000	$ 319,000	$ 0	$ 103,714,000	$ 319,000		$ 140,000	$ 0	$ 0		$ 0
Stockholders' Equity Attributable to Noncontrolling Interest										$ 0
Net Income (Loss) Attributable to Noncontrolling Interest	36,039,000									(36,167,000)
Exercise of stock options	500,000
ProfitLoss	(104,466,000)
Payments of Dividends	(6,436,000)				(6,436,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	412,000
Unrealized Loss on Interest Rate Swap, Value	15,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(40,000)
Net Income (Loss) Available to Common Stockholders, Basic								(68,427,000)			$ (68,427,000)
Other Comprehensive Income (Loss), Net of Tax	372,000
stock issued during period, shares, share based compensation , net of forfe											208
Adjustment to APIC, Share-based Compensation, Requisite Service Period Recognition			2,200,000					2,202,000			$ 2,000
Adjustment to APIC, Share-based Compensation, Requisite Service Period Reconition	2,202,000
Stock Issued During Period, Value, Stock Options Exercised, attributable to parent				372,000				372,000
Stock Issued During Period, Value, Stock Options Exercised, Attributable to Noncontrolling Interest										128,000
Acquisition, Issuance of Stock, Shares															1,617
Acquisition, Stock Issued During the Period, Value	87,950,000		87,934,000												$ 16,000
Acquisition, Stock Issued During the Period, Value, Attributable to Parent								87,950,000
Noncontrolling Interest in Period, Value	0		(62,409,000)
Acquisition Costs, Period Cost, attributable to parent								(62,409,000)
Acquisition Costs, Period Cost, Attributable to Noncontrolling Interest										62,409,000
Stock Issued During Period, Shares, Acquisitions											74						270
Stock Issued During Period, Value, Acquisitions	2,992,000		2,991,000					2,992,000			$ 1,000						$ 16,200,000	$ 16,197,000	$ 16,200,000	$ 3,000
Acquisition, Common stock, issued during period, shares																								$ 2,083,000				$ 3,333,000				$ 2,439,000
Acquisition, Common stock, issued during period, value																								$ 21,000				$ 33,000				$ 25,000
preferred stock, issued during period, value																					$ 25,000,000	$ 24,979,000	$ 25,000,000		$ 40,000,000	$ 39,967,000	$ 40,000,000		$ 31,143,000	$ 31,118,000	$ 31,143,000
Unsolicited Tender Offer Costs	(47,229,000)		47,190,000					47,229,000			$ 39,000					$ 3,936,000
Balance at end of period (in shares) at Dec. 28, 2019											18,250				1,887
Balance at end of period at Dec. 28, 2019	151,761,000
Increase (Decrease) in Stockholders' Equity
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	(104,594,000)				(68,427,000)
Stockholders' Equity Attributable to Parent	125,391,000		108,339,000	(1,538,000)	18,388,000			125,391,000			$ 183,000				$ 19,000
Dividends Payable								(6,436,000)
Stockholders' Equity Attributable to Noncontrolling Interest										26,370,000
Net Income (Loss) Attributable to Noncontrolling Interest	(2,090,000)
Exercise of stock options (in shares)											50
Exercise of stock options	520,000		519,000					520,000			$ 1,000
ProfitLoss	27,154,000							25,064,000		2,090,000
Payments of Dividends	(41,286,000)				(41,286,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	242,000
Unrealized Loss on Interest Rate Swap, Value	24,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(103,000)
Net Income (Loss) Available to Common Stockholders, Basic	24,309,000
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										(175,000)
Other Comprehensive Income (Loss), Net of Tax	139,000
Adjustment to APIC, Share-based Compensation, Requisite Service Period Recognition	8,810,000		8,810,000					8,810,000			66,000
Noncontrolling Interest in Period, Value	(2,358,000)		23,744,000	(175,000)
Acquisition Costs, Period Cost, attributable to parent								23,569,000
Acquisition Costs, Period Cost, Attributable to Noncontrolling Interest										(25,927,000)
Acquisition, Common stock, issued during period, shares											12,292,000
Acquisition, Common stock, issued during period, value	229,015,000		228,892,000					229,015,000			$ 123,000
preferred stock, issued during period, shares															1,250,000
preferred stock, issued during period, value	29,483,000		29,470,000					29,483,000							$ 13,000
Unsolicited Tender Offer Costs	0
Balance at end of period (in shares) at Dec. 26, 2020											40,092				1,250
Balance at end of period at Dec. 26, 2020	385,167,000
Increase (Decrease) in Stockholders' Equity
Common Stock, Preferred converted, Value											$ 94,000
Preferred Stock, Converted to Common, Value	(9,953,000)		(10,028,000)					(9,953,000)							$ (19,000)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax				314,000
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Parent	139,000
Dividends, Preferred Stock, Cash	(755,000)				(755,000)			(755,000)
Adjustments to Additional Paid in Capital, Tax Receivable Agreement, Initial Liability	(7,363,000)		(7,363,000)					(7,363,000)
Adjustment to Stockholder Equity					2,358,000			2,358,000		(2,358,000)
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent								314,000
Stockholders' Equity Attributable to Parent	$ 385,167,000		$ 382,383,000	$ (1,399,000)	$ 3,769,000			385,167,000			$ 401,000				$ 13,000
Dividends Payable								$ (41,286,000)
Stockholders' Equity Attributable to Noncontrolling Interest										$ 0
Common Stock, Preferred converted, Shares											9,434
Preferred Stock, Converted to Common, Shares															(1,887)